Restricted net assets	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Restricted net assets
17
. Restricted net assets
Relevant PRC laws and regulations permit PRC companies to pay dividends only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Additionally, the Company’s PRC subsidiaries can only distribute dividends upon approval of the shareholders after they have met the PRC requirements for appropriation to statutory reserves. The statutory general reserve fund requires annual appropriations of 10% of net after-tax
income prior to payment of any dividends. Furthermore, registered share capital and capital reserve accounts are also restricted from distribution. As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries and affiliates are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion amounted to approximately RMB7,796,303 or 72.8% of the consolidated net assets of the Group as of December 31, 2021. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries and affiliates for working capital and other funding purposes, the Company may in the future require additional cash resources from its PRC subsidiaries and affiliates due to changes in business conditions, to fund future acquisitions and developments, or merely declare and pay dividends or distributions to the Company’s shareholders. Furthermore, cash transfers from the Group’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may temporarily delay the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Group, or otherwise satisfy their foreign currency denominated obligations.